Acquisitions - LOGICnow Pro Forma Information (Details) - LOGICnow $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Revenue	$ 507,981
Net loss	$ (353,719)